Total
Advantage Portfolio
Advantage Portfolio

Summary Prospectus and
Prospectus Supplement

February 9, 2024

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 9, 2024 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 28, 2023

Advantage Portfolio (the "Fund")

Effective immediately, the section of the Prospectus titled "Fund Summary—Advantage Portfolio—Performance Information" and the section of the Summary Prospectus titled "Performance Information" are hereby deleted in their entirety and replaced with the following:

Performance Information

Pursuant to an agreement and plan of reorganization between the Company, on behalf of the Fund, and Van Kampen Equity Trust II, on behalf of the Van Kampen Core Growth Fund (the "Predecessor Fund"), on May 21, 2010 the Fund acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Fund in exchange for Class I and Class L shares of the Fund (the "Reorganization"). Pursuant to the Reorganization, Class C and Class I shareholders of the Predecessor Fund received Class L and Class I shares, respectively, of the Fund. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class C and Class I shares of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-6397.

Annual Total Returns—Calendar Years

High Quarter	6/30/20	46.33%
Low Quarter	6/30/22	-37.97%

Average Annual Total Returns1(for the calendar periods ended December 31, 2022)
Average Annual Returns - Advantage Portfolio		1 Year	5 Years	10 Years	Since Inception
Class I	[1]	(54.54%)	(0.06%)	8.42%	8.05%
Class A		(57.09%)	(1.45%)	7.48%	9.21%
Class L	[1]	(54.61%)	(0.17%)	8.31%	7.92%
Class C		(55.36%)	(1.08%)		3.57%
Class R6		(54.53%)	(0.01%)		7.11%
After Taxes on Distributions | Class I	[1],[2]	(56.78%)	(2.83%)	6.25%	6.41%
After Taxes on Distributions and Sale of Fund Shares | Class I	[1]	(30.44%)	0.76%	7.23%	6.93%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[3]	(29.14%)	10.96%	14.10%	11.42%	[4]
Lipper Multi-Cap Growth Funds Index (reflects no deduction for taxes)	[5]	(34.29%)	7.15%	11.35%	8.99%	[4]
[1]	Performance shown for the Fund's Class I and Class L shares reflects the performance of the Class I and Class C shares, respectively, of the Predecessor Fund for periods prior to May 21, 2010.
[2]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[3]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[4]	Since Inception reflects the inception date of Class I.
[5]	Lipper Multi-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. There are currently 30 funds represented in this index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Please retain this supplement for future reference.